Note 5 - Fair Value of Below Market Time Charters Acquired - Amortization of Intangible Liability (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Balance, January 1, 2024	$ 2,626,130
Amortization of fair value of below market time charters acquired	2,450,015
Balance, June 30, 2024	$ 176,115